UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-10467
Causeway Capital Management Trust
(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor
Los Angeles, CA 90025
(Address of principal executive offices) (Zip code)
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-866-947-7000
Date of fiscal year end: September 30
Date of reporting period: June 30, 2011

Item 1.	Schedule of Investments
Schedule of Investments (000)*
June 30, 2011 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

Common Stock
France — 9.9%
AXA SA	4,616	$105
Gemalto NV	3,096	148
Legrand SA	2,926	123
Sanofi-Aventis SA	1,786	144
Technip SA	909	97

		617

Germany — 3.9%
Deutsche Post AG	5,742	110
Siemens AG	940	129

		239

Greece — 1.4%
OPAP SA	5,729	89

Hong Kong — 1.7%
Yue Yuen Industrial Holdings Ltd.	34,000	108

Japan — 9.4%
Honda Motor Co. Ltd.	3,900	150
JGC Corp.	6,000	164
Sony Financial Holdings Inc.	7,400	133
Toyota Motor Corp.	3,300	135

		582

Netherlands — 7.7%
Akzo Nobel NV	2,170	137
Reed Elsevier NV	14,183	191
TNT Express NV [1]	4,495	47
TNT NV	12,087	102

		477

Singapore — 1.9%
SembCorp Marine Ltd.	27,000	117

South Korea — 3.4%
Hyundai Heavy Industries Co. Ltd.	207	86
KT&G Corp.	2,028	126

		212

Spain — 1.9%
Tecnicas Reunidas SA	2,235	115

Switzerland — 7.5%
Kuoni Reisen Holding AG	254	98
Novartis AG	2,687	165
Roche Holding AG	551	92

Schedule of Investments (000)* (continued)
June 30, 2011 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

Switzerland — (continued)
UBS AG	6,152	$112

		467

United Kingdom — 12.5%
Balfour Beatty PLC	23,541	117
BP PLC	14,985	110
Eurasian Natural Resources Corp. PLC	8,820	110
Michael Page International PLC	10,472	90
Petrofac Ltd.	4,230	103
Rio Tinto PLC	1,371	99
Rolls-Royce Group PLC	14,249	148

		777

United States — 35.5%
Air Products & Chemicals Inc.	1,500	143
Altria Group Inc.	4,100	108
Anadarko Petroleum Corp.	1,682	129
Apollo Group Inc., Class A [1]	3,886	170
Babcock & Wilcox Co. [1]	5,160	143
Boeing Co.	1,500	111
Centene Corp. [1]	3,070	109
Johnson & Johnson	2,550	170
Lorillard Inc.	930	101
Mattel Inc.	4,000	110
Medco Health Solutions Inc. [1]	1,800	102
Microsoft Corp.	7,252	189
Oracle Corp.	2,800	92
Total System Services Inc.	6,500	121
UnitedHealth Group Inc.	3,918	202
Wells Fargo & Co.	3,900	109
Western Union Co.	4,865	97

		2,206

Total Common Stock (Cost $5,461) — 96.7%		6,006

Short-Term Investment
Dreyfus Cash Management, Institutional Class, 0.100% **	97,634	98

Total Short-Term Investment (Cost $98) — 1.6%		98

Total Investments — 98.3% (Cost $5,559) ‡		6,104

Other Assets in Excess of Liabilities — 1.7%		104

Net Assets — 100.0%		$6,208

Schedule of Investments (000)* (concluded)
June 30, 2011 (Unaudited)
Causeway Global Value Fund

*	Except for share data.

**	The rate reported is the 7-day effective yield as of June 30, 2011.

1	Non-income producing security.
‡	At June 30, 2011, the tax basis cost of the Fund’s investments was $5,559 and the unrealized appreciation and depreciation were $792 and ($247), respectively.
The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stock	$6,006	$—	$—	$6,006
Short-Term Investment	98	—	—	98

Total Investments in Securities	$6,104	$—	$—	$6,104

Amounts designated as “—” are $0.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
CCM-QH-003-0700

Item 2.	Controls and Procedures
(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan Turner Swan, President

Date: August 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan Turner Swan, President

Date: August 25, 2011

By (Signature and Title)	/s/ Michael Lawson

Michael Lawson, Treasurer

Date: August 25, 2011